FINANCIAL STATEMENT SCHEDULE I - STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Total operating expenses	$ (132,384)	$ (351,160)	$ (137,220)
Loss from operations	(270,235)	(564,092)	783,430
Income tax (expense) benefit	21,034	69,907	(165,588)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(170,514)	(345,215)	429,545
Other comprehensive (loss) income:
Comprehensive income (loss)	(10,172)	(463,965)	310,034
Foreign currency translation adjustments	0	0	0
Parent Company
Operating expenses:
General and administrative	(60,370)	(78,470)	(142,232)
Total operating expenses	(60,370)	(78,470)	(142,232)
Loss from operations	(60,370)	(78,470)	(142,232)
Interest income, net	11,572	9,766	3,835
Income tax (expense) benefit		88,965	(9,020)
Net (loss) income before share of results of subsidiaries	(48,798)	20,261	(147,417)
Equity in earnings (losses) of subsidiaries	(121,716)	(365,476)	576,962
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(170,514)	(345,215)	429,545
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	160,342	(118,750)	(119,511)
Total other comprehensive (loss) income	160,342	(118,750)	(119,511)
Comprehensive income (loss)	(10,172)	(463,965)	310,034
Foreign currency translation adjustments	$ 0	$ 0	$ 0